EMPLOYEE BENEFIT PLANS	12 Months Ended
Oct. 29, 2017
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
Defined Contribution Plan — We have a 401(k) profit sharing plan (the “Savings Plan”) that allows participation for all eligible employees. The Savings Plan allows us to match between 50% and 100% of the participant’s contributions up to 6% of a participant’s pre-tax deferrals, based on a calculation of the Company’s annual return-on-assets. Contributions expense for the fiscal years ended October 29, 2017, October 30, 2016 and November 1, 2015 was $6.1 million, $5.7 million and $5.1 million, respectively, for matching contributions to the Savings Plan.
Deferred Compensation Plan — We have an Amended and Restated Deferred Compensation Plan (as amended and restated, the “Deferred Compensation Plan”) that allows our officers and key employees to defer up to 80% of their annual salary and up to 90% of their bonus on a pre-tax basis until a specified date in the future, including at or after retirement. Additionally, the Deferred Compensation Plan allows our directors to defer up to 100% of their annual fees and meeting attendance fees until a specified date in the future, including at or after retirement. The Deferred Compensation Plan also permits us to make contributions on behalf of our key employees who are impacted by the federal tax compensation limits under the NCI 401(k) plan, and to receive a restoration matching amount which, under the current NCI 401(k) terms, mirrors our 401(k) profit sharing plan matching levels based on our Company’s performance. The Deferred Compensation Plan provides for us to make discretionary contributions to employees who have elected to defer compensation under the plan. Deferred Compensation Plan participants will vest in our discretionary contributions ratably over three years from the date of each of our discretionary contributions.
On February 26, 2016, the Company amended its Deferred Compensation Plan, with an effective date of January 31, 2016, to require that amounts deferred into the Company Stock Fund remain invested in the Company Stock Fund until distribution. In accordance with the terms of the Deferred Compensation Plan, the deferred compensation obligation related to the Company’s stock may only be settled by the delivery of a fixed number of the Company’s common shares held on the participant’s behalf. The deferred compensation obligation related to the Company Stock Fund recorded within equity in additional paid-in capital on the consolidated balance sheet was $1.3 million and $1.4 million as of October 29, 2017 and October 30, 2016, respectively. Subsequent changes in the fair value of the deferred compensation obligation classified within equity are not recognized. Additionally, the Company currently holds 291,128 shares in treasury shares, relating to deferred, vested awards, until participants are eligible to receive benefits under the terms of the Deferred Compensation Plan.
As of October 29, 2017 and October 30, 2016, the liability balance of the Deferred Compensation Plan was $4.9 million and $3.8 million, respectively, and was included in accrued compensation and benefits on the consolidated balance sheets. We have not made any discretionary contributions to the Deferred Compensation Plan.
A rabbi trust is used to fund the Deferred Compensation Plan and an administrative committee manages the Deferred Compensation Plan and its assets. The investments in the rabbi trust were $6.5 million and $5.7 million as of October 29, 2017 and October 30, 2016, respectively. The rabbi trust investments include debt and equity securities as well as cash equivalents and are accounted for as trading securities.
Defined Benefit Plans — With the acquisition of RCC on April 7, 2006, we assumed a defined benefit plan (the “RCC Pension Plan”). Benefits under the RCC Pension Plan are primarily based on years of service and the employee’s compensation. The RCC Pension Plan is frozen and, therefore, employees do not accrue additional service benefits. Plan assets of the RCC Pension Plan are invested in broadly diversified portfolios of government obligations, mutual funds, stocks, bonds, fixed income securities, master limited partnerships and hedge funds. In accordance with ASC Topic 805, we quantified the projected benefit obligation and fair value of the plan assets of the RCC Pension Plan and recorded the difference between these two amounts as an assumed liability.
As a result of the CENTRIA Acquisition on January 16, 2015, we assumed noncontributory defined benefit plans covering certain hourly employees (the “CENTRIA Benefit Plans”). Benefits under the CENTRIA Benefit Plans are calculated based on fixed amounts for each year of service rendered. CENTRIA also sponsors postretirement medical and life insurance plans that cover certain of its employees and their spouses (the “OPEB Plans”). The contributions to the OPEB Plans by retirees vary from none to 25% of the total premiums paid. Plan assets of the CENTRIA Benefit Plans are invested in broadly diversified portfolios of equity mutual funds, international equity mutual funds, bonds, mortgages and other funds. Currently, our policy is to fund the CENTRIA Benefit Plans as required by minimum funding standards of the Internal Revenue Code. In accordance with ASC Topic 805, we remeasured the projected benefit obligation and fair value of the plan assets of the CENTRIA Benefits Plans and OPEB Plans. The difference between the two amounts was recorded as an assumed liability.
In addition to the CENTRIA Benefit Plans, CENTRIA contributes to a multi-employer plan, the Steelworkers Pension Trust. The minimum required annual contribution to this plan is $0.3 million. The current contract expires on June 1, 2019. If we were to withdraw our participation from this multi-employer plan, CENTRIA may be required to pay a withdrawal liability representing an amount based on the underfunded status of the plan. The plan is not significant to the Company’s consolidated financial statements.
We refer to the RCC Pension Plan and the CENTRIA Benefit Plans collectively as the “Defined Benefit Plans” in this Note.
Assumptions—Weighted average actuarial assumptions used to determine benefit obligations were as follows:

	October 29, 2017		October 30, 2016
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Discount rate	3.64%	3.40%	3.64%	3.25%
Weighted average actuarial assumptions used to determine net periodic benefit cost (income) were as follows:

	October 29, 2017		October 30, 2016
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Discount rate	3.64%	3.25%	4.18%	3.75%
Expected return on plan assets	6.18%	n/a	6.16%	n/a
Health care cost trend rate-initial	n/a	7.00%	n/a	9.00%
Health care cost trend rate-ultimate	n/a	5.00%	n/a	5.00%

The basis used to determine the overall expected long-term asset return assumption for the Defined Benefit Plans for fiscal 2016 was a 10-year forecast of expected return based on the target asset allocation for the plans. The weighted average expected return for the portfolio over the forecast period is 6.18%, net of investment related expenses, and taking into consideration historical experience, anticipated asset allocations, investment strategies and the views of various investment professionals.
The health care cost trend rate for the OPEB Plans was assumed at 6.5% beginning in fiscal 2018, 6.0% for years 2019 to 2024, 5.5% for years 2025 to 2035, 5.0% for years 2036 to 2051 and approximately 4.0% per year thereafter.
Funded status—The changes in the projected benefit obligation, plan assets and funded status, and the amounts recognized on our consolidated balance sheets were as follows (in thousands):

	October 29, 2017			October 30, 2016
Change in projected benefit obligation	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Accumulated benefit obligation	$56,378	$7,698	$64,076	$58,551	$8,347	$66,898
Projected benefit obligation – beginning of fiscal year	$58,551	$8,347	$66,898	$58,403	$7,590	$65,993
Interest cost	2,055	257	2,312	2,354	261	2,615
Service cost	97	36	133	137	34	171
Benefit payments	(3,681)	(546)	(4,227)	(3,708)	(450)	(4,158)
Plan amendments	275	—	275	—	—	—
Actuarial (gains) losses	(919)	(396)	(1,315)	1,365	912	2,277
Projected benefit obligation – end of fiscal year	$56,378	$7,698	$64,076	$58,551	$8,347	$66,898

	October 29, 2017			October 30, 2016
Change in plan assets	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets – beginning of fiscal year	$46,160	$—	$46,160	$47,295	$—	$47,295
Actual return on plan assets	5,022	—	5,022	883	—	883
Company contributions	2,044	546	2,590	1,690	450	2,140
Benefit payments	(3,681)	(546)	(4,227)	(3,708)	(450)	(4,158)
Fair value of assets – end of fiscal year	$49,545	$—	$49,545	$46,160	$—	$46,160

	October 29, 2017			October 30, 2016
Funded status	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets	$49,545	$—	$49,545	$46,160	$—	$46,160
Benefit obligation	56,378	7,698	64,076	58,551	8,347	66,898
Funded status	$(6,833)	$(7,698)	$(14,531)	$(12,391)	$(8,347)	$(20,738)

Benefit obligations in excess of fair value of assets of $14.5 million and $20.7 million as of October 29, 2017 and October 30, 2016, respectively, are included in other long-term liabilities on the consolidated balance sheets.
Plan assets—The investment policy is to maximize the expected return for an acceptable level of risk. Our expected long-term rate of return on plan assets is based on a target allocation of assets, which is based on our goal of earning the highest rate of return while maintaining risk at acceptable levels.
As of October 29, 2017 and October 30, 2016, the weighted average asset allocations by asset category for the Defined Benefit Plans were as follows (in thousands):

Investment type	October 29, 2017	October 30, 2016
Equity securities	58%	45%
Debt securities	35%	37%
Master limited partnerships	3%	4%
Cash and cash equivalents	1%	5%
Real estate	2%	5%
Other	1%	4%
Total	100%	100%

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, to maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and to be sufficiently diversified across and within the capital markets to mitigate the risk of adverse or unexpected results from one security class will not have an unduly detrimental. Each asset class has broadly diversified characteristics. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses.
The plans strive to have assets sufficiently diversified so that adverse or unexpected results from one security class will not have an unduly detrimental impact on the entire portfolio. We regularly review our actual asset allocation and the investments are periodically rebalanced to our target allocation when considered appropriate. We have set the target asset allocation for the RCC Pension Plan as follows: 45% US bonds, 17% large cap US equities, 13% foreign equity, 5% master limited partnerships, 2% commodity futures, 4% real estate investment trusts, 8% emerging markets and 6% small cap US equities. The CENTRIA Benefit Plans have a target asset allocation of approximately 50%-80% equities and 20%-50% fixed income.
The fair values of the assets of the Defined Benefit Plans at October 29, 2017 and October 30, 2016, by asset category and by levels of fair value, as further defined in Note 14 — Fair Value of Financial Instruments and Fair Value Measurements were as follows (in thousands):

	October 29, 2017			October 30, 2016
Asset category	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash	$463	$—	$463	$2,186	$—	$2,186
Mutual funds:
Growth funds	7,262	—	7,262	5,705	—	5,705
Real estate funds	1,236	—	1,236	2,245	—	2,245
Commodity linked funds	544	—	544	1,780	—	1,780
Equity income funds	4,767	—	4,767	3,700	—	3,700
Index funds	2,763	110	2,873	2,156	54	2,210
International equity funds	260	1,726	1,986	225	1,271	1,496
Fixed income funds	1,723	1,739	3,462	1,577	2,095	3,672
Master limited partnerships	1,506	—	1,506	2,033	—	2,033
Government securities	—	6,400	6,400	—	5,955	5,955
Corporate bonds	—	7,301	7,301	—	7,315	7,315
Common/collective trusts	—	11,745	11,745	—	7,863	7,863
Total	$20,524	$29,021	$49,545	$21,607	$24,553	$46,160

Net periodic benefit cost (income)—The components of the net periodic benefit cost (income) were as follows (in thousands):

	October 29, 2017		October 30, 2016		November 1, 2015
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Interest cost	$2,055	$257	$2,354	$261	$2,382	$218
Service cost	97	36	137	34	115	22
Expected return on assets	(2,798)	—	(2,979)	—	(3,045)	—
Amortization of prior service credit	(9)	—	(9)	—	(9)	—
Amortization of net actuarial loss	1,374	—	1,170	—	1,443	—
Net periodic benefit cost (income)	$719	$293	$673	$295	$886	$240

The amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit income are as follows (in thousands):

	October 29, 2017			October 30, 2016
	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Unrecognized net actuarial loss (gain)	$11,468	$375	$11,843	$15,985	$771	$16,756
Unrecognized prior service credit	252	—	252	(33)	—	(33)
Total	$11,720	$375	$12,095	$15,952	$771	$16,723

Unrecognized actuarial losses (gains), net of income tax, of $(2.8) million and $1.9 million during fiscal 2017 and 2016, respectively, are included in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).
The changes in plan assets and benefit obligation recognized in other comprehensive income are as follows (in thousands):

	October 29, 2017		October 30, 2016		November 1, 2015
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Net actuarial gain (loss)	$3,144	$396	$(3,443)	$(911)	$(834)	$140
Amortization of net actuarial loss	1,374	—	1,170	—	1,443	—
Amortization of prior service cost (credit)	(9)	—	(9)	—	(9)	—
New prior service cost	(276)	—	—	—	—	—
Total recognized in other comprehensive income (loss)	$4,233	$396	$(2,282)	$(911)	$600	$140

The estimated amortization for the next fiscal year for amounts reclassified from accumulated other comprehensive income into the consolidated income statement is as follows (in thousands):

	October 29, 2017
	Defined Benefit Plans	OPEB Plans	Total
Amortization of prior service credit	$123	$—	$123
Amortization of net actuarial loss	991	—	991
Total estimated amortization	$1,114	$—	$1,114

Actuarial gains and losses are amortized using the corridor method based on 10% of the greater of the projected benefit obligation or the market related value of assets over the average remaining service period of active employees.
We expect to contribute $2.6 million to the Defined Benefit Plans in fiscal 2018. We expect the following benefit payments to be made (in thousands):

Fiscal years ending	Defined Benefit Plans	OPEB Plans	Total
2018	$4,136	$784	$4,920
2019	4,124	785	4,909
2020	4,022	730	4,752
2021	3,991	652	4,643
2022	3,934	540	4,474
2023 - 2027	18,607	2,031	20,638